Pension and Other Post-Retirement Benefits - Net periodic benefit cost changes in plan assets and benefit obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension and Other Post-Retirement Benefits
Service costs	$ 870	$ 888	$ 442
Interest cost	311	283	168
Expenses paid from assets	(157)	(150)	0
Amortization of actuarial gains	(76)	(78)	(4)
Settlement	7	0	0
Net period benefit cost	$ 955	$ 943	$ 606